SHARE-BASED PAYMENTS, Weighted Average Remaining Contractual Life, Range of Exercise Prices and Weighted Average Fair Value (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($) $ / shares	Jun. 30, 2018 AUD ($) $ / shares	Jun. 30, 2017 AUD ($) $ / shares
Weighted Average Remaining Contractual Life [Abstract]
Weighted average remaining contractual life (in years)	2.8	3.1	2.6
Weighted Average Fair Value [Abstract]
Weighted average fair value (in dollars per share) | $	$ 0.09	$ 0.13	$ 0.46
Bottom of Range [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.20	$ 0.33	$ 0.30
Top of Range [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.66	$ 0.66	$ 0.66